PROPERTY, PLANT AND EQUIPMENT, NET (TAT Technologies Ltd [Member])	12 Months Ended
Dec. 31, 2011
TAT Technologies Ltd [Member]
PROPERTY, PLANT AND EQUIPMENT, NET
NOTE 7 -	PROPERTY, PLANT AND EQUIPMENT, NET

Composition of assets, grouped by major classifications, is as follows:

	December 31,
	2011	2010
Cost:
Land and buildings (1)	$6,518	$6,176
Machinery and equipment (2)	35,545	33,929
Motor vehicles	869	1,290
Office furniture and equipment	2,189	2,077
Software	500	246

	45,621	43,718
Less: Accumulated depreciation	32,768	29,275
Depreciated cost	$12,853	$14,443

(1)
Includes lease rights to land in the amount of $1 under a sub-lease agreement with TAT Industries. The lease period ends in 2020 and includes a renewal option if TAT Industries exercises the option granted by the Israel Land Administration. See also note 10(a).

(2)	The cost is net of investment grants received by Bental in the amount of $498 and $414 as of December 31, 2011 and 2010.

Depreciation and amortization expenses amounted to $2,732, $2,719 and $2,427 for the years ended December 31, 2011, 2010 and 2009, respectively (depreciation and amortization expenses do not include impairment charges).

During the year ended December 31, 2011, the Company recorded impairment of property, plant and equipment in the amount of $1,865, attributable to certain property and equipment items of the MRO services for aviation components segment, based on estimations of the fair value of these assets. Impairment charge was recorded under the cost of revenues item in the consolidated statements of income (loss).

During the year ended December 31, 2010, the Company recorded impairment of property, plant and equipment in the amount of $183 attributable to certain machinery and equipment items of the MRO services for aviation components segment based on the reduced forecasted usage of these items, and was recorded as an expense under the cost of revenues item in the consolidated statements of income (loss).

Liens on property, plant and equipment are discussed at note 13(f).